PROVISIONS (CURRENT AND NON-CURRENT)	12 Months Ended
Jun. 30, 2018
PROVISIONS (CURRENT AND NON-CURRENT)
PROVISIONS (CURRENT AND NON-CURRENT)

17.PROVISIONS (CURRENT AND NON-CURRENT)

Current provisions
Annual leave	145,449	239,821
Long service leave	268,544	243,411
Make good *	91,590	83,958
Total current provisions	505,583	567,190
Non-current provisions
Long service leave	3,390	56,328
Make good *	—	7,632

Total non-current provisions	3,390	63,960

Total provisions	508,973	631,150

* Make good provision

Genetic Technologies Limited is required to restore the leased premises situated in Fitzroy, Melbourne to their original condition at the end of the lease terms. A provision has been recognized for the present value of the estimated expenditure required to remove any leasehold improvements. These costs have been capitalized as part of the cost of leasehold improvements and are amortized over the shorter of the term of the lease or the useful life of the assets. See Note 2 (u) for the Group’s other accounting policies relevant to provisions.

Reconciliation of annual leave provision
Balance at the beginning of the financial year	239,821	223,100
Add: obligation accrued during the year	155,967	183,613
Less: utilized during the year	(250,289)	(166,892)

Balance at the end of the financial year	145,499	239,821

Reconciliation of long service leave provision
Balance at the beginning of the financial year	299,739	253,824
(Less)/ Add: obligation accrued during the year	(27,806)	58,699
Less: utilized during the year	—	(12,784)

Balance at the end of the financial year	271,933	299,739

Note: The current provisions for annual leave and long service leave include a total amount of $325,421 (2017: $428,891) in respect of obligations which, based on historical evidence, the Company estimates will be settled more than 12 months from balance date.